Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Amortization of debt discount		$ (3,800)
Unpaid Liabilities	(244,800)
Share based payments		(532,300)
Net operating lass carryforwards	(1,576,900)	(973,000)
Total deferred Tax assets	(1,821,700)	(1,509,100)
Less valuation allowance	1,821,700	1,509,100
Net deferred tax asset recorded